CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
NET OPERATING REVENUES		$ 44,294	$ 45,998	$ 46,854
Cost of goods sold		17,482	17,889	18,421
GROSS PROFIT		26,812	28,109	28,433
Selling, general and administrative expenses		16,427	17,218	17,310
Other operating charges		1,657	1,183	895
OPERATING INCOME		8,728	9,708	10,228
Interest income		613	594	534
Interest expense		856	483	463
Equity income (loss) - net		489	769	602
Other income (loss) - net		631	(1,263)	576
INCOME BEFORE INCOME TAXES		9,605	9,325	11,477
Income taxes		2,239	2,201	2,851
CONSOLIDATED NET INCOME		7,366	7,124	8,626
Less: Net income attributable to noncontrolling interests		15	26	42
NET INCOME ATTRIBUTABLE TO SHAREOWNERS OF THE COCA-COLA COMPANY		$ 7,351	$ 7,098	$ 8,584
BASIC NET INCOME PER SHARE (in dollars per share)	[1]	$ 1.69	$ 1.62	$ 1.94
DILUTED NET INCOME PER SHARE (in dollars per share)	[1]	$ 1.67	$ 1.60	$ 1.90
AVERAGE SHARES OUTSTANDING (in shares)		4,352	4,387	4,434
Effect of dilutive securities (in shares)		53	63	75
AVERAGE SHARES OUTSTANDING ASSUMING DILUTION (in shares)		4,405	4,450	4,509

[1]	Calculated based on net income attributable to shareowners of The Coca-Cola Company.